Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party	Related PartyCertain Plan investment choices are mutual funds managed by Fidelity Management & Research Company (FMR Co.). FMTC is the current trustee of the Trust and, along with FMR Co., is a subsidiary of Fidelity Management & Research Corporation (FMR Corp.). These transactions, therefore, qualify as related party transactions. The Plan paid no fees in 2025, 2024 or 2023 for investment management or Trust services.